Related-party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related-party transactions	39. Related-party transactions
Sibanye-Stillwater entered into related-party transactions with Rand Refinery, and its subsidiaries during the year. The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related-party loans, the transactions were not at arm’s length.
See note 1.3 for the Group structure, which provides further detail on the relationship between the parent and subsidiary companies.
Blue Ridge
During 2024, an impairment allowance related to a receivable balance from Blue Ridge was recognised amounting to R118 million (see note 24).
Reldan Mexico S. de R.L. de C.V. (Reldan Mexico)
During the year, the Group acquired a 72% investment in Reldan Mexico, through its wholly-owned subsidiary, Reldan International Holding
Company LLC (see note 16.1). For the year ended 31 December 2024, the Group purchased post-consumer e-scrap from Reldan Mexico amounting to R372 million.
Rand Refinery
Rand Refinery, in which Sibanye-Stillwater holds a 44.4% interest, has an agreement with the Group whereby it refines all of the Group’s gold production. For the year ended 31 December 2024, the Group received a dividend of R221 million (2023: R233 million and 2022:
R307 million) from Rand Refinery, and sold gold and paid refining fees to Rand Refinery. See note 18.1 for additional information in respect of the Group’s investment in Rand Refinery.
The table below details the transactions and balances between the Group and its related parties:

Figures in million - SA rand	2024	2023	2022
Rand Refinery
Gold sales	818	710	187
Refining fees paid	(40)	(44)	(24)
Trade payable	(9)	(6)	(6)
Key management remuneration
Total key management personnel compensation recognised under IFRS Accounting Standards:

Figures in thousands - SA rand	2024	2023	2022
Short-term employee benefits[1]	194,057	138,209	127,542
Post-employment benefits	10,072	9,397	6,957
Share-based payment	44,047	34,578	65,338
Total	248,176	182,184	199,837
1Includes termination benefits of R29,590,540 (2023: R3,663,146)
40.  Directors' and prescribed officers' remuneration
The disclosure below incorporates remuneration for services rendered to various companies within the Group during the year.
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2024 paid in 2025	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2024	2023	2022
Executive directors
Neal Froneman[1]	16,197	15,121	16,403	1,520	1,615	50,856	56,334	198,032
Charl Keyter	7,646	6,968	7,835	1,092	—	23,541	25,701	87,482
Prescribed officers
Dawie Mostert[2]	—	—	—	—	—	—	14,513	50,765
Themba Nkosi	5,333	4,492	4,194	551	—	14,570	14,369	46,480
Richard Stewart	7,166	6,102	6,500	796	—	20,564	19,947	60,125
Robert van Niekerk	8,496	6,781	7,026	696	203	23,202	21,856	78,632
Laurent Charbonnier[3]	12,275	—	1,862	94	29,590	43,821	23,548	24,102
Lerato Legong	5,046	4,312	3,970	688	—	14,016	10,760	9,553
Mika Seitovirta[4]	9,338	7,726	5,151	3,145	1,294	26,654	23,971	15,899
Charles Carter[5]	13,812	11,242	7,495	1,105	326	33,980	24,322	17,008
Melanie Naidoo-Vermaak[6]	5,774	4,702	3,135	385	2,500	16,496	—	—
Total	91,083	67,446	63,571	10,072	35,528	267,700	235,321	588,078
1Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R18.32/US$
(2023: R18.42/US$ and 2022: R16.37/US$) for the year ended 31 December 2024
2Ceased performing a prescribed officer role on 4 August 2023
3Remuneration paid in GBP was converted at the average exchange rate of R23.40/GBP (2023: R22.93/GBP and 2022: R20.18/GBP) for the year ended 31 December 2024.
Laurent ceased performing a prescribed officer role on 31 January 2025, expense allowance and other benefits includes a separation benefit of R29,590,540
4Remuneration paid in Euros was converted at the average exchange rate of R19.82/Euro (2023: R19.94/Euro, 2022: R17.20/Euro) for the year ended 31 December 2024
5Remuneration paid in US dollars converted at the average exchange rate of R18.32/US$ (2023: R18.42/US$, 2022:R16.37/US$)
6Appointed 1 January 2024
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2024	2023	2022
Timothy Cumming	1,212	1,275	107	2,594	2,535	2,212
Savannah Danson[1]	303	185	—	488	2,229	1,901
Harry Kenyon-Slaney	3,546	834	1,052	5,432	3,371	2,542
Richard Menell	2,124	528	58	2,710	3,610	2,735
Nkosemntu Nika[2]	404	247	9	660	1,927	1,843
Keith Rayner	1,212	2,124	—	3,336	2,655	2,296
Susan van der Merwe[2]	505	309	21	835	2,037	1,830
Jeremiah Vilakazi	1,212	989	—	2,201	1,994	1,662
Vincent Maphai	3,662	210	—	3,872	3,714	3,405
Elaine Dorward-King	1,747	1,385	1,069	4,201	2,799	2,803
Sindiswa Zilwa	1,212	1,142	—	2,354	2,146	1,821
Philipe Boisseau[3]	1,283	839	368	2,490	—	—
Peter Hancock[4]	1,166	1,172	1,113	3,451	—	—
Terence Nombembe[5]	448	227	—	675	—	—
Total	20,036	11,466	3,797	35,299	29,017	25,050
1Resigned as non-executive director on 11 March 2024
2Resigned as non-executive director on 28 May 2024
3Appointed on 8 April 2024
4Appointed on 6 May 2024
5Appointed on 11 September 2024
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2024 was:

	Number of shares*			%
	2024	2023	2022	2024	2023	2022
Executive directors[1]
Neal Froneman[2]	1,829,452	3,284,428	8,559,665	0.06	0.12	0.30
Charl Keyter	1,776,481	1,776,481	1,466,181	0.06	0.06	0.05
Non-executive directors[1]
Timothy Cumming	20,000	20,000	6,000	—	—	—
Richard Menell	10,125	10,125	10,125	—	—	—
Keith Rayner	78,992	73,992	68,992	—	—	—
Susan van der Merwe[3]	—	1,028	1,028	—	—	—
Jeremiah Vilakazi	2,000	4,220	4,220	—	—	—
Vincent Maphai	228,224	228,224	199,724	0.01	0.01	0.01
Savannah Danson[4]	—	16,519	16,519	—	—	—
Harry Kenyon-Slaney[5]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King	—	—	10,000	—	—	—
Total share ownership by directors	3,962,126	5,431,869	10,359,306	0.14	0.19	0.37
Prescribed officers[1]
Dawie Mostert[6]	—	136,302	136,302	—	—	—
Themba Nkosi[7]	251,583	251,583	251,583	0.01	0.01	0.01
Richard Stewart	788,771	788,771	788,771	0.03	0.03	0.03
Robert van Niekerk	490,429	490,429	1,766,770	0.02	0.02	0.06
Laurent Charbonnier[8]	151,012	151,012	151,012	0.01	0.01	0.01
Charles Carter[9]	680,000	580,000	300,000	0.02	0.02	0.01
Melanie Naidoo-Vermaak[10]	146,858	—	—	0.01	—	—
Total	6,470,779	7,829,966	13,753,744	0.23	0.28	0.49
*This is the shareholding at the reporting date unless otherwise stated
1Share ownership (including shares held by associates) in the Company at the date of this report was unchanged
2Neal Froneman and his associates hold 388,863 ADSs at 31 December 2024 (2023: 388,863, 2022: 225,408) which convert to 1,555,452 (2023: 1,555,452, 2022: 901,632)
ordinary shares in the Company
3Ceased performing a non-executive director role on 28 May 2024
4Last known shareholding when ceased performing a non-executive director role on 11 March 2024
5Harry Kenyon-Slaney and his associates hold 4,213 ADSs at 31 December 2024 (2023 and 2022:4,213) which convert to 16,852 (2023 and 2022: 16,852) ordinary shares in the
Company
6Last known shareholding when ceased performing prescribed officer role on 4 August 2023
7Themba Nkosi and his associates hold 5,300 ADSs at 31 December 2024 (2023 and 2022: 5,300) which convert into 21,200 (2023 and 2022: 21,200) ordinary shares in the
Company
8Laurent Charbonnier and his associates hold 37,753 ADSs at 31 December 2024 (2023 and 2022: 37,753) which convert to 151,012 (2023 and 2022: 151,012) ordinary shares in the Company. The ordinary shares held by Laurent and his associates represents the last known shareholding when he ceased performing a prescribed officer role on
31 January 2025
9Charles Carter and his associates hold 170,000 ADSs at 31 December 2024 (2023: 145,000, 2022: 75,000) which convert to 680,000 (2023: 580,000, 2022: 300,000) ordinary shares in the Company
10Melanie Naidoo-Vermaak was appointed on 1 January 2024